Condensed Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended	50 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Jul. 31, 2013
Cash Flows from Operating Activities:
Net Loss	$ (12,131)	$ (18,360)	$ (42,102)	$ (98,784)
Extinguishment of Debt				(52,894)
Adjustments to Reconcile Net Loss to Net Cash (Used) in Operating Activities:
Increase in Accrued Liabilities	4,266	2,793	6,108	33,164
Net Cash (Used) in Operating Activities	(7,865)	(15,567)	(35,994)	(118,514)
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Proceeds from Sale of Common Stock				1,260
Proceeds of Note Payable-Related Party	7,478	15,950	35,793	76,404
Proceeds from Loans Payable				41,029
Net Cash Provided by Financing Activities	7,478	15,950	35,793	118,693
Increase (Decrease) in Cash	(387)	383	(201)	179
Cash and Cash Equivalents - Beginning of Period	566	767	767
Cash and Cash Equivalents - End of Period	179	1,150	566	179
Supplemental Cash Flow information:
Interest Paid
Income Taxes Paid
Supplemental disclosure of non cash financing activities: Memorialization of Loan Payable to Note Payable				$ 24,644